Financial items (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Financial items [Abstract]
Gains (losses) on net foreign exchange	$ (82)	$ (12)	$ (138)	$ (94)	$ (157)	$ (166)
Interest income and other financial items	145	211	155	355	148	283
Gains (losses) derivative financial instruments	267	306	(55)	573	(220)	(341)
Interest and other finance expenses	(330)	(356)	(278)	(686)	(507)	(1,040)
Net financial items	0	$ 149	$ (317)	149	$ (737)	(1,263)
Expense related to implementation of IFRS 9						$ 64
Commercial paper program limit	5,000			5,000
Commercial paper issued	$ 957			$ 957